CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details)		6 Months Ended	12 Months Ended
	Jun. 16, 2025	Dec. 15, 2025	Dec. 31, 2025 $ / pound $ / Ounce	Dec. 31, 2024 $ / Ounce $ / pound
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Pueblo Viejo [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary			60.00%
Proportion of ownership interests held by non-controlling interests			40.00%
Reko Diq [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary			50.00%
Proportion of ownership interests held by non-controlling interests			50.00%
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests			10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests			15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests			25.00%
Loulo-Gounkoto [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Proportion of ownership interests held by non-controlling interests			20.00%
Gold reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce			1,500	1,400
Measured, indicated and inferred gold resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce			2,000	1,900
Copper reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound			3.25	3.00
Measured, indicated and inferred copper resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound			4.50	4.00